Financial Assets and Liabilities - Summary of Financial Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	$ 208,471	$ 102,413
Accounting category amortized cost	24,666	19,343
Book value on the statement of financial position	233,136	121,756
Accounting category fair value through profit and loss	7,797	0
Accounting category amortized cost	127,354	117,484
Book value on the statement of financial position	135,151	117,484
Level 1 [member]
Disclosure of financial assets and liabilities [line items]
Fair value	165,777	94,506
Level 2 [member]
Disclosure of financial assets and liabilities [line items]
Fair value	0	0
Fair value	0	0
Level 3 [member]
Disclosure of financial assets and liabilities [line items]
Fair value	42,694	7,907
Fair value	7,797
Non-Current Financial Assets [member]
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	4,656	4,716
Accounting category amortized cost	3,197	4,075
Book value on the statement of financial position	7,853	8,791
Non-Current Financial Assets [member] | Level 1 [member]
Disclosure of financial assets and liabilities [line items]
Fair value	4,656	4,716
Trade Receivables [member]
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	0	0
Accounting category amortized cost	569	772
Book value on the statement of financial position	569	772
Subsidies Receivables [member]
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	0	0
Accounting category amortized cost	20,900	14,496
Book value on the statement of financial position	20,900	14,496
Current Financial Assets [member]
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	67,107	7,907
Accounting category amortized cost	0	0
Book value on the statement of financial position	67,107	7,907
Current Financial Assets [member] | Level 1 [member]
Disclosure of financial assets and liabilities [line items]
Fair value	24,413
Current Financial Assets [member] | Level 3 [member]
Disclosure of financial assets and liabilities [line items]
Fair value	42,694	7,907
Cash and Cash Equivalents [member]
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	136,708	89,789
Accounting category amortized cost	0	0
Book value on the statement of financial position	136,708	89,789
Cash and Cash Equivalents [member] | Level 1 [member]
Disclosure of financial assets and liabilities [line items]
Fair value	136,708	89,789
Non-current Lease Debts [Member]
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	0	0
Accounting category amortized cost	42,948	49,358
Book value on the statement of financial position	42,948	49,358
Non-current Derivative Instruments (EIB Warrants) [member]
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	7,797
Accounting category amortized cost	0
Book value on the statement of financial position	7,797
Non-current Derivative Instruments (EIB Warrants) [member] | Level 3 [member]
Disclosure of financial assets and liabilities [line items]
Fair value	7,797
Other Non-current Financial Liabilities [member]
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	0	0
Accounting category amortized cost	41,327	20,531
Book value on the statement of financial position	41,327	20,531
Current Lease Debts [member]
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	0	0
Accounting category amortized cost	8,502	7,872
Book value on the statement of financial position	8,502	7,872
Current Financial Liabilities [member]
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	0	0
Accounting category amortized cost	5,289	5,088
Book value on the statement of financial position	5,289	5,088
Trade Payables [member]
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	0	0
Accounting category amortized cost	19,069	21,456
Book value on the statement of financial position	19,069	21,456
Other Current Liabilities [member]
Disclosure of financial assets and liabilities [line items]
Accounting category fair value through profit and loss	0	0
Accounting category amortized cost	10,219	13,179
Book value on the statement of financial position	$ 10,219	$ 13,179